Leases - Summary of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Leases [Abstract]
Operating lease right-of-use assets	$ 6,138		$ 7,764
Accrued rent	870		934
Total operating lease right-of-use asset, net	5,268		6,830
Short-term operating lease liabilities	3,127		3,076
Long-term operating lease liabilities	3,011		4,688
Total operating lease liabilities	6,138		$ 7,764
Cash paid for amounts included in the measurement of operating lease liabilities	$ 1,600	$ 1,700